Other Assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
Schedule of Other Assets
The following table summarizes the Company’s other assets (in thousands):

	June 30, 2021	December 31, 2020
Loans to physician partners	$67,828	$—
Indemnification assets	10,137	10,009
Health plan deposits	11,523	11,523
Equity method investments	11,997	8,502
Right-of-use assets	9,208	9,585
Other	6,435	4,081

	$117,128	$43,700

The following table summarizes the Company’s other assets (in thousands):

	December 31,
	2020	2019
Indemnification assets	$10,009	$13,484
Health plan deposits	11,523	—
Right of use asset	9,585	11,684
Other	12,583	8,116

	$43,700	$33,284

Schedule Of Equity Method Investments	The following table summarizes the Company’s equity method investments (in thousands):

	June 30, 2021	December 31, 2020
Direct contracting entities	$2,603	$—
Other	9,394	8,502

	$11,997	$8,502

Summary Of Operating Results
The combined summarized operating results of the Company’s DCEs for the three and six months ended June 30, 2021 are as follows (in thousands):

Total
Medical services revenue	$163,984
Medical services expens e	(152,154)
Other medical expenses (1)	(7,156)

Net income	1,840

(1)	Includes physician incentive expenses of $3.6 million.